Note 11 - Right-of-use Assets and Finance Lease Liabilities	6 Months Ended
Jun. 30, 2020
Notes to Financial Statements
Lessee, Finance Leases [Text Block]
11.
Right-of-Use Assets and Finance Lease Liabilities:

Between
January
and
April 2014,
the Company took delivery of the newbuild vessels
MSC Azov
,
MSC Ajaccio
and
MSC Amalfi
. Upon the delivery of each vessel, the Company agreed with a financial institution to refinance the then outstanding balance of the loans relating to these vessels by entering into a ten
-year sale and leaseback transaction for each vessel. The shipbuilding contracts were novated to the financial institution for an amount of
$85,572
each. On
June 18, 2019,
Bastian Shipping Co. and Cadence Shipping Co. signed a loan agreement with a bank for the purpose of financing the acquisition costs of the
MSC Ajaccio
and the
MSC Amalfi
(Note
10.A.13
). On
July 12, 2019
and
July 15, 2019,
the
two
above-mentioned subsidiaries repaid the then outstanding lease liability of the two
vessels.

On
June 24, 2019,
Adele Shipping Co. signed a loan agreement with a bank for the purpose of financing the acquisition cost of the
MSC Azov
(Note
10.A.14
). On
July 12, 2019,
the Company drew down the amount of
$68,000
and on
July 18, 2019
the above-mentioned subsidiary repaid the then outstanding lease liability of the vessel.

On
July 6, 2016
and
July 15, 2016,
the Company agreed with a financial institution to refinance the then outstanding balance of the loans relating to the
MSC Athos
and the
MSC Athens
, by entering into a
seven
-year sale and leaseback transaction for each vessel. In
May 2019,
a supplemental agreement was signed to the existing sale and leaseback facility with the financial institution for an additional amount of up to
$12,000
in order to finance the installation of scrubbers on the containerships
MSC Athens
and
MSC Athos
.

On
June 19, 2017,
the Company entered into
two seven
-year sale and leaseback transactions with a financial institution for the
Leonidio
and
Kyparissia
(Note
6
).

The sale and leaseback transactions were classified as finance leases. As the fair value of each vessel sold was in excess of its carrying amount, the difference between the sale proceeds and the carrying amount was classified as prepaid lease rentals or as unearned revenue.

At
January 1, 2019,
as a result of the adoption of ASC
842
Leases, the balance of Prepaid lease rentals of
$42,919
and Deferred gain, net, amounted to
$3,557,
were reclassified to Right-of-Use assets.

The total value of the vessels, at the inception of the finance lease transactions, was
$452,564,
in the aggregate. The depreciation charged during the
six
-month periods ended
June 30, 2019
and
2020,
amounted to
$6,825
and
$3,444,
respectively, and is included in Depreciation in the accompanying consolidated statements of operations. As of
December 31, 2019,
and
June 30, 2020,
accumulated depreciation amounted to
$20,635
and
$24,079,
respectively, and is included in Right-of-use assets, in the accompanying consolidated balance sheets. As of
December 31, 2019,
and
June 30, 2020,
the net book value of the vessels amounted to
$188,429
and
$193,243,
respectively, and is separately reflected as Right-of-use assets, in the accompanying consolidated balance sheets.

The finance lease liabilities amounting to
$129,939
as at
June 30, 2020
are scheduled to expire through
2024
and include a purchase option to repurchase the vessels at any time during the charter period and an obligation to repurchase the vessels at the end of the charter period. Total interest expenses incurred on finance leases, including the effect of the hedging interest rate swaps related to the sale and leaseback transactions (discussed in Notes
16
and
18
) for the
six
-month periods ended
June 30, 2019
and
2020,
amounted to
$9,879
and
$3,057,
respectively, and are included in Interest and finance costs in the accompanying consolidated statements of operations. Finance lease liabilities of
MSC Athos
and
MSC Athens
bear interest at LIBOR plus a spread, which is
not
included in the annual lease payments table below.

The annual lease payments under the finance leases after
June 30, 2020,
are in the aggregate as follows:

Year ending December 31,	Amount
2020	$9,570
2021	19,099
2022	19,099
2023	64,387
2024	23,781
Total	$135,936
Less: Amount of interest ( Leonidio and Kyparissia )	(5,997)
Total lease payments	$129,939
Less: Financing costs, net	(1,583)
Total lease payments, net	$128,356

The total finance lease liabilities, net of related financing costs, are presented in the accompanying
December 31, 2019
and
June 30, 2020
consolidated balance sheet as follows:

	December 31, 2019	June 30, 2020
Finance lease liabilities – current	$17,372	$17,441
Less: current portion of financing costs	(562)	(531)
Finance lease liabilities – non-current	121,225	112,498
Less: non-current portion of financing costs	(1,300)	(1,052)
Total	$136,735	$128,356